Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash	$ 235,864
Prepaid expenses	84,486
Deferred offering costs
Total Current Assets	331,200
Other assets
Total Assets	116,982,661
Current liabilities
Other accrued expenses	632,531
Notes payable - related parties
Total Current Liabilities	1,128,642
Total Liabilities	5,153,642
Stockholders’ deficit
Common stock, $0.0001 par value, 900,000,000 shares authorized, 768,561,129 shares issued and 751,322,954 shares outstanding at December 31, 2022 and 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022, respectively	321
Additional paid in capital
Accumulated deficit	(4,822,763)
Total Stockholders’ Equity (Deficit)	(4,822,442)
Total Liabilities, Redeemable Common Stock, and Stockholders’ Equity (Deficit)	116,982,661
Naturalshrimp Incorporated [Member]
Current assets
Cash	141,864	$ 1,734,040	$ 155,795
Accounts receivable	7,502	14,385
Escrow account		1,500,000
Inventory	101,929	69,170
Prepaid expenses	490,140	1,511,546	655,339
Deferred offering costs	126,963
Total Current Assets	868,398	4,829,141	811,134
Fixed assets, net	15,350,443	14,798,103	12,236,557
Other assets
Construction-in-process	45,730	1,087,101	1,873,219
Patents, net	6,366,000	6,658,500
License Agreement, net	9,412,376	10,222,376
Right of Use asset	224,266	282,753	275,400
Deposits	20,633	20,633	20,633
Total other assets	16,069,005	18,271,363	2,169,252
Total Assets	32,287,846	37,898,607	15,216,943
Current liabilities
Accounts payable	3,523,210	2,802,787	963,289
Accrued interest	336,102	500,450	73,350
Accrued interest - related parties	213,292	203,520	187,520
Other accrued expenses	299,978	207,418	602,368
Accrued expenses - related parties	200,000	200,000
Short-term Promissory Note and Lines of credit	19,817	20,044	573,621
Note payable	96,000	96,000	96,000
Restructured August note payable	2,219,347
Notes payable - related parties	745,412	495,412	1,151,162
Dividends payable	514,391	296,630	182,639
Derivative liability		13,101,000
Warrant liability	892,000	3,923,000
Total Current Liabilities	9,059,549	21,846,261	4,425,511
Convertible debenture, less unamortized debt discount of $9,680,000		2,629,079
Restructured Senior note payable	20,223,035
Note payable, less current maturities	47,604	119,604	215,604
Lease Liability	231,704	286,253	275,400
Total Liabilities	29,561,892	24,881,197	10,122,642
Commitments and contingencies (Note 10)
Stockholders’ deficit
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding at December 31, 2022 and March 31, 2021	500	500
Common stock, $0.0001 par value, 900,000,000 shares authorized, 768,561,129 shares issued and 751,322,954 shares outstanding at December 31, 2022 and 674,831,624 shares issued and 674,644,124 shares outstanding at March 31, 2022, respectively	76,894	67,500	56,075
Additional paid in capital	119,464,471	96,701,607	56,649,491
Stock payable	662,767	20,132,650	136,000
Subscription receivable	(56,250)
Accumulated deficit	(163,037,985)	(150,036,023)	(53,683,268)
Total Stockholders’ Equity (Deficit)	(42,889,603)	(33,133,766)	3,158,798
Total Liabilities, Redeemable Common Stock, and Stockholders’ Equity (Deficit)	32,287,846	37,898,607	$ 15,216,943
Naturalshrimp Incorporated [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Series F Redeemable Convertible Preferred stock, $0.0001 par value, 750,000 shares authorized, 750,000 and 0 shares issued and outstanding at December 31, 2022 and March 31, 2021, respectively	2,003,557	2,539,176
Naturalshrimp Incorporated [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Current liabilities
Series F Redeemable Convertible Preferred stock, $0.0001 par value, 750,000 shares authorized, 750,000 and 0 shares issued and outstanding at December 31, 2022 and March 31, 2021, respectively	$ 43,612,000	$ 43,612,000